DEBT - Revolving Securitization Programs (Details) € in Thousands, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Funding limit | €	€ 550,000		€ 550,000
Debt | €	2,884,220		3,351,888		€ 2,477,186
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Debt | €	€ 1,288,390		€ 1,342,255		€ 1,166,473
FFS Inc. | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Funding limit		$ 1,575
Debt		1,513		$ 1,394
FFS Inc. | Asset-backed financing (Securitizations) | Syndicated program (retail)
Disclosure of detailed information about borrowings [line items]
Funding limit		1,050
Debt		$ 1,038		974
FFS Inc. | Asset-backed financing (Securitizations) | Syndicated program (retail) | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.79%	0.79%
FFS Inc. | Asset-backed financing (Securitizations) | Program lease/retail
Disclosure of detailed information about borrowings [line items]
Funding limit		$ 525
Debt		$ 475		$ 420
FFS Inc. | Asset-backed financing (Securitizations) | Program lease/retail | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.70%	0.70%